N-4	May 01, 2025 USD ($) Years
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals
If you withdraw money from the Annuity within 6 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 8.0% applied against Account Value being withdrawn, and a surrender charge may be assessed up to 6 years after the Issue Date of your Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 withdrawal.
For more information on surrender charges, please refer to the “Charges” section of this prospectus.

Transaction Charges	None.
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract Fees	2.80%(1)	2.90%(1)
	Investment options (Portfolio fees and expenses)	0.58%	0.58%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	None	None
(1)Base Contract Fees include: (i) mortality and expense risk charge and administration charge assessed as a percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1 million the charge will be 1.20%. (ii) Index Linked Variable Income Benefit charge of 1.60% assessed as a percentage of the Account Value. The Benefit is included upon issuance of the Contract and may be cancelled after three years. If it is cancelled, the Benefit charge will no longer apply. You should consult the Index Linked Variable Income Benefit Supplement for the latest current charges.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $3,571	Highest Annual Cost $3,571
Assumes: Investment of $100,000 5% annual appreciation Least expensive Portfolio fees and expenses No optional benefits* No sales charges No subsequent Purchase Payments, transfers or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio fees and expenses
  No sales charges
  No subsequent Purchase Payments, transfers or withdrawals

* The Index Linked Variable Income Benefit is not optional. Therefore it is included in the determination of the Lowest Annual Cost.
For more information on ongoing fees and expenses, please refer to the “Fee Table” section of this prospectus.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money from the Annuity within 6 years following your Annuity Issue Date, you may be assessed a surrender charge. The maximum surrender charge is 8.0% applied against Account Value being withdrawn, and a surrender charge may be assessed up to 6 years after the Issue Date of your Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 withdrawal.
For more information on surrender charges, please refer to the “Charges” section of this prospectus.

Surrender Charge Phaseout Period, Years | Years	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]	Transaction Charges None.
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee
Minimum
Maximum
Base Contract Fees
2.80%(1)
2.90%(1)
Investment options
(Portfolio fees and expenses)
0.58%
0.58%
Optional benefits available for an additional charge
(for a single optional benefit, if elected)
None
None
(1)Base Contract Fees include: (i) mortality and expense risk charge and administration charge assessed as a percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1 million the charge will be 1.20%. (ii) Index Linked Variable Income Benefit charge of 1.60% assessed as a percentage of the Account Value. The Benefit is included upon issuance of the Contract and may be cancelled after three years. If it is cancelled, the Benefit charge will no longer apply. You should consult the Index Linked Variable Income Benefit Supplement for the latest current charges.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.
Lowest Annual Cost
$3,571
Highest Annual Cost
$3,571
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive Portfolio fees and expenses
  No optional benefits*
  No sales charges
  No subsequent Purchase Payments, transfers or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio fees and expenses
  No sales charges
  No subsequent Purchase Payments, transfers or withdrawals
* The Index Linked Variable Income Benefit is not optional. Therefore it is included in the determination of the Lowest Annual Cost.
For more information on ongoing fees and expenses, please refer to the “Fee Table” section of this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	2.80%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.90%
Base Contract (N-4) Footnotes [Text Block]	Base Contract Fees include: (i) mortality and expense risk charge and administration charge assessed as a percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1 million the charge will be 1.20%. (ii) Index Linked Variable Income Benefit charge of 1.60% assessed as a percentage of the Account Value. The Benefit is included upon issuance of the Contract and may be cancelled after three years. If it is cancelled, the Benefit charge will no longer apply. You should consult the Index Linked Variable Income Benefit Supplement for the latest current charges.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.58%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.58%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.00%
Lowest Annual Cost [Dollars]	$ 3,571
Highest Annual Cost [Dollars]	$ 3,571
Risks [Table Text Block]
Risks
Risk of Loss
You can lose money by investing in the Annuity.
For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Not a Short-Term Investment
The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Risks Associated with Investment Options
An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Annuity, including the Index Strategies, each of which has its own unique risks. You should review the investment options before making an investment decision.
For more information on the risks associated with investment options, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Insurance Company Risks
An investment in the Annuity is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company is available upon request. Such requests can be made toll-free at 1-888-PRU-2888.
For more information on the insurance company risks, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.

Investment Restrictions [Text Block]
We reserve the right to remove or substitute Portfolios as investment options. When investing in an Index Strategy, we reserve the right to change Cap Rates, Spreads, Participation Rates, Step Rates and Buffers at any time subject to Guaranteed Minimum Rates, Guaranteed Maximum Spreads and minimum Buffer level. Guaranteed Minimum Rates for each Index Strategy, Guaranteed Maximum Spreads for the Enhanced Cap Rate Index Strategy and the minimum Buffer level are disclosed in the “Glossary of Terms” section under the definitions of Cap Rates, Spreads, Participation Rates and Buffer. There is no guarantee that an Index Strategy will be available in the future.
We may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to “Appendix A”, “What are the Variable Investment Options?”, “Index Strategies”, “General Description of Contracts”, and the “Financial Professional Permission To Forward Transaction Instructions” sections of this prospectus.

Optional Benefit Restrictions [Text Block]
The built-in Benefit associated with the Annuity is an Index-linked variable income benefit and is available for an additional charge. The benefit allows you to receive your annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”).
For more information on the benefits under the Annuity, please refer to the “Benefits Available Under the Contract” section of this prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (“IRA”). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.
For more information on tax implications, please refer to the “Taxes” section of this prospectus.

Investment Professional Compensation [Text Block]
Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, based on the amount of your investment in the Annuity.
For more information on investment professional compensation, please refer to the “Who Distributes the Annuities?” section of this prospectus.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.
For more information on exchanges, please refer to the “Taxes” section of this prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Annuity. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Annuity, surrender or make withdrawals from the Annuity, or transfer Account Value between investment options. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the “Charges” section.
For Annuities with an Application Sign Date on or prior to June 30, 2024.

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage applied against Account Value being withdrawn[1]	7%
Transfer Fee	None
1.	Withdrawal Charges in subsequent years*

Annuity Year	Percentage Applied Against Account Value being Withdrawn
Annuity Year 1	7.0%
Annuity Year 2	7.0%
Annuity Year 3	6.0%
Annuity Year 4	5.0%
Annuity Year 5	4.0%
Annuity Year 6	3.0%
Annuity Year 7 or later	0.0%
* The years referenced in the CDSC table above refer to the years since Contract Issue Date. CDSCs are applied against the amount of Account Value being withdrawn.

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage applied against Account Value being withdrawn)[1]	8.00%
Transfer Fee	None
1.	Withdrawal Charges in subsequent years*

Annuity Year	Percentage Applied Against Account Value being Withdrawn
Annuity Year 1	8.0%
Annuity Year 2	8.0%
Annuity Year 3	7.0%
Annuity Year 4	6.0%
Annuity Year 5	5.0%
Annuity Year 6	4.0%
Annuity Year 7 or later	0.0%
* The years referenced in the CDSC table above refer to the years since Contract Issue Date. CDSCs are applied against the amount of Account Value being withdrawn.
The next table describes the maximum fees and expenses that you will pay each year during the time that you own the Annuity (not including Portfolio fees and expenses). Your current fees and expenses may be less than the maximum.

Annual Annuity Expenses	Current	Maximum
Base Contract Expenses	2.90%(1)	2.90%(1)

Annual Annuity Expenses	Current	Maximum
(1)Base Contract Fees include: (i) mortality and expense risk charge and administration charge assessed as a percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1 million the charge will be 1.20%. (ii) Index Linked Variable Income Benefit charge of 1.60% assessed as a percentage of the Account Value. The Benefit is included upon issuance of the Contract and may be cancelled after three years. If it is cancelled, the Benefit charge will no longer apply. You should consult the Index Linked Variable Income Benefit Supplement for the latest current charges.

The next item shows the maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Annuity. More information about the Portfolio, including its annual expenses, may be found in Appendix A of this prospectus.

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.58%	0.58%
For Annuities with an Application Sign Date on or prior to June 30, 2024.
		[1],[2]
Annual Contract Expenses [Table Text Block]

Annual Annuity Expenses	Current	Maximum
Base Contract Expenses	2.90%(1)	2.90%(1)

Annual Annuity Expenses	Current	Maximum
(1)Base Contract Fees include: (i) mortality and expense risk charge and administration charge assessed as a percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1 million the charge will be 1.20%. (ii) Index Linked Variable Income Benefit charge of 1.60% assessed as a percentage of the Account Value. The Benefit is included upon issuance of the Contract and may be cancelled after three years. If it is cancelled, the Benefit charge will no longer apply. You should consult the Index Linked Variable Income Benefit Supplement for the latest current charges.

Base Contract Expense (of Average Account Value), Maximum [Percent]	2.90%
Base Contract Expense (of Average Account Value), Current [Percent]	2.90%
Base Contract Expense, Footnotes [Text Block]	Base Contract Fees include: (i) mortality and expense risk charge and administration charge assessed as a percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1 million the charge will be 1.20%. (ii) Index Linked Variable Income Benefit charge of 1.60% assessed as a percentage of the Account Value. The Benefit is included upon issuance of the Contract and may be cancelled after three years. If it is cancelled, the Benefit charge will no longer apply. You should consult the Index Linked Variable Income Benefit Supplement for the latest current charges.
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.58%	0.58%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.58%
Portfolio Company Expenses Maximum [Percent]	0.58%
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
The risks identified below are the principal risks of investing in the Annuity. The Annuity may be subject to additional risks other than those identified and described in this prospectus.
Risks of Investing in a Variable Investment Sub-account. You take all the investment risk for amounts allocated to the Sub-account, which invests in the Portfolio. If the Sub-account increases in value, then your Account Value goes up; if it decreases in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolio in which your Sub-account invests. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the Portfolio, which has its own unique risks.
Insurance Company Risk. No company other than us has any legal responsibility to pay amounts that we owe under the Annuity. You should look to our financial strength for our claims-paying ability. Amounts allocated to the Index Strategies are held in a non-registered, non-insulated Separate Account. These assets are subject to the claims of our creditors and the benefits provided under the Index Strategies are subject to our claims paying ability. The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Possible Adverse Tax Consequences. The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax advisor for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value. We may apply fees if you access your Account Value or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as a Surrender Charge, Tax Charge, and/or a charge for any benefits.
Not a Short-Term Investment. The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
Benefit Risks. The Benefit is automatically included in your Contract for an additional charge, but cannot be removed in the first three (3) years. If you remove the Benefit before Income Withdrawals begin, you will have paid for the Benefit without receiving any of its advantages. Additionally, if you remove the Benefit, you cannot re-elect it at any point in the future.
Income Withdrawals and the Benefit may also end prematurely if you take Excess Income or you annuitize your Contract.
On the Income Effective Date, we base your initial income payment under the Benefit on the Income Percentage you receive at issue increased by the Income Deferral Credit and your Account Value. Decreases in Account Value due to negative Index performance, deductions for Insurance Charges and expenses, withdrawals and Benefit charges prior to the Income Effective Date will decrease the initial income payment amount available to you.
After the Income Effective Date, your Annual Income Amount can increase or decrease based on the Index Credits associated with your chosen Index Strategies. We base Income Withdrawals on the lifetime of a Protected Life or Joint Protected Lives designated at issue. If you change Owners or Beneficiary(s), we may terminate the Benefit prematurely.
Risk of Change to the Index Linked Variable Income Benefit Supplement Prior to the Issue Date. The Benefit Terms (Income Percentages, Income Deferral Rates, Waiting Period, and Benefit charge) for your Annuity are stated in the Index Linked Variable Income Benefit Supplement that is in effect on the date you sign your application. We send you a copy of the Index Linked Variable Income Benefit Supplement when we issue the Annuity. We cannot change these Benefit Terms for your Annuity once they are established. We publish any changes to the Benefit Terms for new purchasers in an amended Index Linked Variable Income Benefit Supplement at least seven calendar days before they take effect on our website at www.prudential.com/fgis-rate-supplement. You can contact us to receive the Index Linked Variable Income Benefit Supplement applicable to your Annuity by calling our Service Center at the toll-free telephone number provided in this prospectus.
Death Benefit Risk. While the Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take.
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Annuity. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk of Loss – Index Strategies. You take the investment risk for amounts allocated to one or more Index Strategies since the Index Credit is based upon the performance of the associated Index. You bear the risk of the negative Index Return in excess of the Buffer you choose except for any 100% Buffer Index Strategy where there is no risk of loss to you, should you stay allocated to the end of the Index Strategy Term. In the case of a multi-year Index Strategy Term, losses are measured over the entire Index Strategy Term from the Index Strategy Start Date to the Index Strategy End Date and may exceed the Buffer levels associated with the Index Strategy.
Effect of Interim Value. To determine the Interim Value, we apply a formula which does not reflect the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be more or less than if you had held the Index Strategy for the full Index Strategy Term. It also means that you could have a negative performance, even if the value of the Index has increased at the time of the calculation. All withdrawals from an Index Strategy, including death benefit payments, transfers, Income Withdrawals, Excess Income, annuitization, Benefit charges and surrenders paid before the Index Strategy End Date will be based on the Interim Value. Withdrawals, partial transfers, and Benefit charges before an Index Strategy End Date could have adverse impacts even if the value of the Index has increased at the time of the calculation because an early withdrawal will not allow you to participate in the Index Return for the Index Strategy Term with your entire Index Strategy Base. If you withdraw, transfer a portion out of, or we process a Benefit charge from Account Value allocated to an Index Strategy, the withdrawal, transfer, or Benefit charge will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction may be larger than the dollar amount of your withdrawal, transfer, or Benefit charge even if the value of the Index has increased. See “Impact of Withdrawals” below for additional information.
Impact of Withdrawals. If you withdraw Account Value allocated to an Index Strategy, the withdrawal will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Index Strategy Base will negatively impact your Interim Value for the remainder of the Index Strategy Term if there is positive performance and will result in a lower Index Credit on the Index Strategy End Date. Once your Index Strategy Base is reduced due to a withdrawal during any Index Strategy Term, it will not increase for the remainder of the Index Strategy Term.
Risks Associated with a Performance Lock
If a Performance Lock is executed:
●	You will no longer participate in Index Strategy performance, positive or negative, for the remainder of the existing Index Strategy Term for the “locked” Index Strategy.
●
You will not receive Index Credit on any “locked” Index Strategy on the Index Strategy End Date. As a result, you may receive less than the full Index Credit, or less than the full protection of the Buffer, than you would have received if you waited for us to apply the Index Credit on the Index Strategy End Date.

●
We use the Performance Lock Value calculated at the end of the current Valuation Day on the Performance Lock Date to execute your Performance Lock. This means you will not be able to determine in advance your Performance Lock Value, and it may be higher or lower than it was at the point in time you requested a manual Performance Lock, or that your Index Strategy reached its target for an automatic Performance Lock.

●
If a Performance Lock is executed when your Performance Lock Value has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Strategy was not “locked”.

●
We will not provide advice or notify you regarding whether you should exercise a Performance Lock or the optimal time for doing so. We will not warn you if you exercise a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock.

Risks Associated with the Index Strategies and Indices. For more information on the risks associated with the Index Strategies and Indices, please refer to the Index Strategies Prospectus.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Annuity.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Restrictions/Limitations
Index Linked Variable Income Benefit
The built-in Benefit associated with the Annuity is a variable income benefit that allows you to receive your annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”). The Benefit provides lifetime income payments initially based on a percentage of your Account Value. You may be eligible for a one-time calculation of a Cumulative Income Minimum payment when the youngest of the Annuitants reaches the age of 95.
		Standard	1.60% (of the Account Value on the Index Anniversary Date)
If you remove the Benefit before Income Withdrawals begin, you will have paid for the Benefit without receiving any of its advantages.
If you remove the Benefit, you cannot re-elect it at any point in the future.
Income Withdrawals and the Benefit may also end prematurely if you take Excess Income or you annuitize your Contract.

Return of Purchase Payments Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they receive the greater of the Return of Purchase Payments Amount and Account Value.	Standard	0%	The Death Benefit may not be electively terminated. The Death Benefit will terminate upon a change of Owner or Annuitant. The Death Benefit for any changed Owner or Annuitant will be Account Value.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Restrictions/Limitations
Index Linked Variable Income Benefit
The built-in Benefit associated with the Annuity is a variable income benefit that allows you to receive your annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”). The Benefit provides lifetime income payments initially based on a percentage of your Account Value. You may be eligible for a one-time calculation of a Cumulative Income Minimum payment when the youngest of the Annuitants reaches the age of 95.
		Standard	1.60% (of the Account Value on the Index Anniversary Date)
If you remove the Benefit before Income Withdrawals begin, you will have paid for the Benefit without receiving any of its advantages.
If you remove the Benefit, you cannot re-elect it at any point in the future.
Income Withdrawals and the Benefit may also end prematurely if you take Excess Income or you annuitize your Contract.

Return of Purchase Payments Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they receive the greater of the Return of Purchase Payments Amount and Account Value.	Standard	0%	The Death Benefit may not be electively terminated. The Death Benefit will terminate upon a change of Owner or Annuitant. The Death Benefit for any changed Owner or Annuitant will be Account Value.

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A – PORTFOLIOS AVAILABLE UNDER THE ANNUITY
The following is the Portfolio available under the Annuity. More information about the Portfolio is available in the prospectus for the Portfolio, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLAZ-FLEXGUARD-B-IS-USP. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com.
The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income	PSF PGIM Government Money Market Portfolio - Class III[1] PGIM Fixed Income	0.58%	4.75%	N/A	N/A
		[3],[4],[5]
Prospectuses Available [Text Block]	The following is the Portfolio available under the Annuity. More information about the Portfolio is available in the prospectus for the Portfolio, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLAZ-FLEXGUARD-B-IS-USP. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com.The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income	PSF PGIM Government Money Market Portfolio - Class III[1] PGIM Fixed Income	0.58%	4.75%	N/A	N/A

Insurance Company Risks
Prospectus:
Risk [Text Block]	An investment in the Annuity is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company is available upon request. Such requests can be made toll-free at 1-888-PRU-2888.For more information on the insurance company risks, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Principal Risk [Text Block]	Insurance Company Risk. No company other than us has any legal responsibility to pay amounts that we owe under the Annuity. You should look to our financial strength for our claims-paying ability. Amounts allocated to the Index Strategies are held in a non-registered, non-insulated Separate Account. These assets are subject to the claims of our creditors and the benefits provided under the Index Strategies are subject to our claims paying ability. The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Not a Short-Term Investment
Prospectus:
Risk [Text Block]	The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.For more information on the short-term investment risks, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Principal Risk [Text Block]	Not a Short-Term Investment. The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
Risk of Loss
Prospectus:
Risk [Text Block]	You can lose money by investing in the Annuity.For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Principal Risk [Text Block]	Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Annuity. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risks Associated with Investment Options
Prospectus:
Risk [Text Block]	An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Annuity, including the Index Strategies, each of which has its own unique risks. You should review the investment options before making an investment decision.For more information on the risks associated with investment options, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Effect of Interim Value
Prospectus:
Principal Risk [Text Block]	Effect of Interim Value. To determine the Interim Value, we apply a formula which does not reflect the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be more or less than if you had held the Index Strategy for the full Index Strategy Term. It also means that you could have a negative performance, even if the value of the Index has increased at the time of the calculation. All withdrawals from an Index Strategy, including death benefit payments, transfers, Income Withdrawals, Excess Income, annuitization, Benefit charges and surrenders paid before the Index Strategy End Date will be based on the Interim Value. Withdrawals, partial transfers, and Benefit charges before an Index Strategy End Date could have adverse impacts even if the value of the Index has increased at the time of the calculation because an early withdrawal will not allow you to participate in the Index Return for the Index Strategy Term with your entire Index Strategy Base. If you withdraw, transfer a portion out of, or we process a Benefit charge from Account Value allocated to an Index Strategy, the withdrawal, transfer, or Benefit charge will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction may be larger than the dollar amount of your withdrawal, transfer, or Benefit charge even if the value of the Index has increased. See “Impact of Withdrawals” below for additional information.
Impact of Withdrawals
Prospectus:
Principal Risk [Text Block]	Impact of Withdrawals. If you withdraw Account Value allocated to an Index Strategy, the withdrawal will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Index Strategy Base will negatively impact your Interim Value for the remainder of the Index Strategy Term if there is positive performance and will result in a lower Index Credit on the Index Strategy End Date. Once your Index Strategy Base is reduced due to a withdrawal during any Index Strategy Term, it will not increase for the remainder of the Index Strategy Term.
Risks Associated with a Performance Lock
Prospectus:
Principal Risk [Text Block]	Risks Associated with a Performance LockIf a Performance Lock is executed:You will no longer participate in Index Strategy performance, positive or negative, for the remainder of the existing Index Strategy Term for the “locked” Index Strategy.You will not receive Index Credit on any “locked” Index Strategy on the Index Strategy End Date. As a result, you may receive less than the full Index Credit, or less than the full protection of the Buffer, than you would have received if you waited for us to apply the Index Credit on the Index Strategy End Date.We use the Performance Lock Value calculated at the end of the current Valuation Day on the Performance Lock Date to execute your Performance Lock. This means you will not be able to determine in advance your Performance Lock Value, and it may be higher or lower than it was at the point in time you requested a manual Performance Lock, or that your Index Strategy reached its target for an automatic Performance Lock.If a Performance Lock is executed when your Performance Lock Value has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Strategy was not “locked”.We will not provide advice or notify you regarding whether you should exercise a Performance Lock or the optimal time for doing so. We will not warn you if you exercise a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock.
Risks Associated with the Index Strategies and Indices
Prospectus:
Principal Risk [Text Block]	Risks Associated with the Index Strategies and Indices. For more information on the risks associated with the Index Strategies and Indices, please refer to the Index Strategies Prospectus.
Risks of Investing in a Variable Investment Sub-account
Prospectus:
Principal Risk [Text Block]	Risks of Investing in a Variable Investment Sub-account. You take all the investment risk for amounts allocated to the Sub-account, which invests in the Portfolio. If the Sub-account increases in value, then your Account Value goes up; if it decreases in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolio in which your Sub-account invests. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the Portfolio, which has its own unique risks.
Possible Adverse Tax Consequences
Prospectus:
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax advisor for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value
Prospectus:
Principal Risk [Text Block]	Possible Fees on Access to Account Value. We may apply fees if you access your Account Value or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as a Surrender Charge, Tax Charge, and/or a charge for any benefits.
Benefit Risks
Prospectus:
Principal Risk [Text Block]	Benefit Risks. The Benefit is automatically included in your Contract for an additional charge, but cannot be removed in the first three (3) years. If you remove the Benefit before Income Withdrawals begin, you will have paid for the Benefit without receiving any of its advantages. Additionally, if you remove the Benefit, you cannot re-elect it at any point in the future.Income Withdrawals and the Benefit may also end prematurely if you take Excess Income or you annuitize your Contract.On the Income Effective Date, we base your initial income payment under the Benefit on the Income Percentage you receive at issue increased by the Income Deferral Credit and your Account Value. Decreases in Account Value due to negative Index performance, deductions for Insurance Charges and expenses, withdrawals and Benefit charges prior to the Income Effective Date will decrease the initial income payment amount available to you.After the Income Effective Date, your Annual Income Amount can increase or decrease based on the Index Credits associated with your chosen Index Strategies. We base Income Withdrawals on the lifetime of a Protected Life or Joint Protected Lives designated at issue. If you change Owners or Beneficiary(s), we may terminate the Benefit prematurely.
Risk of Change to the Index Linked Variable Income Benefit Supplement Prior to the Issue Date
Prospectus:
Principal Risk [Text Block]	Risk of Change to the Index Linked Variable Income Benefit Supplement Prior to the Issue Date. The Benefit Terms (Income Percentages, Income Deferral Rates, Waiting Period, and Benefit charge) for your Annuity are stated in the Index Linked Variable Income Benefit Supplement that is in effect on the date you sign your application. We send you a copy of the Index Linked Variable Income Benefit Supplement when we issue the Annuity. We cannot change these Benefit Terms for your Annuity once they are established. We publish any changes to the Benefit Terms for new purchasers in an amended Index Linked Variable Income Benefit Supplement at least seven calendar days before they take effect on our website at www.prudential.com/fgis-rate-supplement. You can contact us to receive the Index Linked Variable Income Benefit Supplement applicable to your Annuity by calling our Service Center at the toll-free telephone number provided in this prospectus.
Death Benefit Risk
Prospectus:
Principal Risk [Text Block]	Death Benefit Risk. While the Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take.
Risk of Loss - Index Strategies
Prospectus:
Principal Risk [Text Block]	Risk of Loss – Index Strategies. You take the investment risk for amounts allocated to one or more Index Strategies since the Index Credit is based upon the performance of the associated Index. You bear the risk of the negative Index Return in excess of the Buffer you choose except for any 100% Buffer Index Strategy where there is no risk of loss to you, should you stay allocated to the end of the Index Strategy Term. In the case of a multi-year Index Strategy Term, losses are measured over the entire Index Strategy Term from the Index Strategy Start Date to the Index Strategy End Date and may exceed the Buffer levels associated with the Index Strategy.
PSF PGIM Government Money Market Portfolio - Class III
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	4.75%
Index Linked Variable Income Benefit
Prospectus:
Name of Benefit [Text Block]	Index Linked Variable Income Benefit
Purpose of Benefit [Text Block]	The built-in Benefit associated with the Annuity is a variable income benefit that allows you to receive your annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”). The Benefit provides lifetime income payments initially based on a percentage of your Account Value. You may be eligible for a one-time calculation of a Cumulative Income Minimum payment when the youngest of the Annuitants reaches the age of 95.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Brief Restrictions / Limitations [Text Block]	If you remove the Benefit before Income Withdrawals begin, you will have paid for the Benefit without receiving any of its advantages.If you remove the Benefit, you cannot re-elect it at any point in the future.Income Withdrawals and the Benefit may also end prematurely if you take Excess Income or you annuitize your Contract.
Name of Benefit [Text Block]	Index Linked Variable Income Benefit
Operation of Benefit [Text Block]
INDEX LINKED VARIABLE INCOME BENEFIT
The built-in Benefit associated with the Annuity is an Index-linked variable income benefit, which allows you to receive your annual withdrawal amount over one lifetime (“Protected Life”), or over the Owner/Annuitant and their spouse’s lifetime (“Joint Protected Lives”). The Benefit has three distinct stages, the Savings Stage, Income Stage and Insured Income Stage. During the Savings Stage the Annuity offers a Variable Sub-account and Index Strategies as opportunities for growth or loss, with levels of downside protection available when allocating to the Index Strategies. Under the Benefit, initial income payments are based on Account Value at the end of the Savings Stage which will, in part, reflect performance from investment in the Variable Sub-account and Index Strategies. During the Income Stage it provides lifetime income with potential for increases in income and some downside protection.
You must remain in the Savings Stage for a minimum time period known as the Waiting Period. The Waiting Period is disclosed in the current Index Linked Variable Income Benefit Supplement.
Only upon an Index Anniversary Date following the Waiting Period can you elect to begin your Income Stage, thus establishing the Income Effective Date. The election form to start Income will be part of your Reallocation Notice and follows the timing rules of the annual Reallocation Notice. During the Income Stage of the Benefit, only the 1-year Point-to-Point with Cap Index Strategies and 1-year Dual Directional Index Strategies are available so you may have to reallocate to those available Strategies.
Election to begin the Income Stage must occur on an Index Anniversary Date following the Waiting Period regardless of when in that year you will take your first Income Withdrawal. The election to start Income is irrevocable. On this date, you must designate single Protected Life or Joint Protected Lives. The designation of single or joint is irrevocable.
Depending upon market conditions, if you have not elected to receive Annuity Payments, you may be eligible for a one-time calculation of a Cumulative Income Minimum payment when the youngest of the Annuitants reaches the age of 95. Please see the “Cumulative Income Minimum Calculation” section for additional information.
The Income Percentages are disclosed in the current Index Linked Variable Income Benefit Supplement and assigned as of the Index Effective Date and will never change for the life of the Annuity. The rate applied to the Account Value to determine the Annual Income Amount is the Income Percentage. This percentage is based on the age of the Protected Life or younger of the Joint Protected Lives on the Index Effective Date. See the current Index Linked Variable Income Benefit Supplement for rate determination policies.
The Income Deferral Rate is an additional annual percentage added to the Income Percentage each year until the Income Effective Date. This percentage will be based on the age of the Protected Life or younger of the Joint Protected Lives on the Index Effective Date and will not change for the life of the Benefit. The Income Deferral Rate will continue to apply even when withdrawals are taken prior to the Income Effective Date. See the current Index Linked Variable Income Benefit Supplement for rate determination policies.
The initial Annual Income Amount (AIA) is calculated on the Income Effective Date, regardless of when the first Income Withdrawal occurs. If there is one Protected Life at the time the Income Stage begins, the AIA will be determined by applying the Single Protected Life Income Percentage on the Annuity to the Account Value. If there are Joint Protected Lives, the AIA will be determined by applying the Joint Protected Lives Income Percentage based on the youngest Protected Life on the Annuity to the Account Value. This is the only time the Account Value and Income Percentage will be directly used to calculate an AIA.
Every Index Anniversary Date thereafter will result in a recalculation of the AIA based on the Index Credit applied to the Index Strategies, gross of fees, to which you are allocated. The change can be positive or negative.
To maintain the Benefit, the Owner, Annuitant and Beneficiary designations must be one of the following and meet the minimum/maximum age requirements for the Benefit:
If there is a misstatement of the age and/or sex of a Protected Life or Joint Protected Life upon whose life the guarantees under this Rider are based, we will make adjustments to any availability and any benefits payable under the Rider to conform to the facts.
For Income Withdrawals to begin on a Protected Life basis:
●	The Owner and Annuitant must be the same. Such person will be the Protected Life.
●
If two Owners are named, the Annuitant must be one of the Owners. Such person will be the Protected Life. The other Owner must be the spouse of the Protected Life. No additional Owners may be named. While both Owners are alive, each Owner must be designated as the other Owner’s primary Beneficiary.

●	If the Owner is an entity other than a custodial account that we permit, the Annuitant will be the Protected Life.
●	If the Owner is a custodial account that we permit, the Annuitant will be the Protected Life and the custodian will be the sole primary Beneficiary.
For Income Withdrawals to begin on a Joint Protected Lives basis:
A Joint Protected Life may only be named and Income Withdrawals may be made on a Joint Protected Lives basis only if the Annuity would be eligible for Spousal Continuation (as defined in the Annuity) as of the date of the Owner’s death, subject to our rules.
●
If one Owner is named, the Owner and Annuitant must be the same. Such person will be the Protected Life. The Joint Protected Life must be the spouse of the Protected Life and the sole primary Beneficiary.

●
If two Owners are named, the Annuitant must be one of the Owners. Such person will be the Protected Life. The Joint Protected Life must also be an Owner and the spouse of the Protected Life. No additional Owners may be named. While both Joint Protected Lives are alive, each must be designated as the sole primary Beneficiary.

●
If the Owner is an entity other than a custodial account that we permit, the Annuitant will be the Protected Life. The Joint Protected Life must be the spouse of the Protected Life and the sole primary Beneficiary.

●
If the Owner is a custodial account that we permit, the Annuitant will be the Protected Life and the custodian will be the sole primary Beneficiary. The Joint Protective Life must be the spouse of the Protected Life and the sole primary Beneficiary of the custodial account.

A Joint Protected Life may be named or changed at any time prior to the Income Effective Date, subject to our acceptance. The Protected Life cannot be changed except in the event of divorce as described in the circumstances below. Upon receipt of notice of the divorce, and any other documentation we require, in Good Order at our Service Center:
●
When a Protected Life is named: If the divorce occurs prior to the Income Effective Date and results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the former spouse becomes the Owner (or Annuitant if entity owned) under the Annuity, the resulting Owner may choose to continue or terminate this Rider. If this Rider is continued, such resulting Owner (or Annuitant if entity owned) becomes the Protected Life under this Rider, however the Annual Income Amount will be determined using the applicable Joint Protected Life Income Percentage and Income Deferral Rate based on the younger of the new Protected Life and the Protected Life on the Effective Date. Additionally, a Joint Protected Life may not be named. If divorce occurs after the Income Effective Date, and results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the former spouse becomes the Owner (or Annuitant if entity owned) under the Annuity, this Rider will terminate.

●
When Joint Protected Lives are named: If the divorce of the Joint Protected Lives results in the removal of the Protected Life as an Owner (or Annuitant if entity owned) and the Joint Protected Life becomes the Owner (or Annuitant if entity owned) under this Annuity, the resulting Owner may choose to continue or terminate this Rider. If this Rider is continued, the resulting Owner (or Annuitant if entity owned) becomes the Protected Life under this Rider. If this occurs prior to the Income Effective Date, the Annual Income Amount will be determined using the applicable Joint Protected Life Income Percentage and Income Deferral Rate based on the younger of the Joint Protected Lives named under this Rider as of the divorce. If divorce occurs after the Income Effective Date, the divorce will not result in a new Annual Income Amount and we will only make Income Payments as described below in the Income Payments section until the death of the new Protected Life. A new Joint Protected Life may not be named.

In most cases, change of ownership will trigger termination of the Benefit. The exceptions are when the beneficial Owner is not changing (e.g. ownership is transferred from an individual to a trust /entity with the same tax ID, or vice versa) or transferred from one entity to another or limited divorce circumstances. Any change of Annuitant will cause the Benefit to terminate.
You will choose Single or Joint Life on the Index Anniversary Date in which you elect to start income following the Waiting Period. You may add, change or remove a Joint Protected Life at any time prior to the Income Effective Date. If a Joint Protected Life is added or changed, the Annual Income Amount will be adjusted to equal what it would have been had the Benefit been purchased with that Joint Protected Life named.
You must request to start Income on any Index Anniversary Date following the Waiting Period on an election form which must be received by us by the Index Anniversary Date you want Income to begin and will be part of your Reallocation Notice you are sent 30 days prior to any given Index Anniversary.
Death of the Protected Life During the Savings Stage. Please also refer to the “Termination of Benefits” section. Upon receipt of Due Proof of Death of the Protected Life, this Rider terminates and the Death Benefit provision of your Annuity and any Death Benefit Rider made a part of your Annuity will apply. If Spousal Continuation occurs under the terms of the Annuity, this Rider will remain in force unless we are instructed otherwise and the spouse who continues the Annuity and this Rider becomes the Joint Protected Life. If this occurs, the Income Percentage and Income Deferral Rate will be based on the applicable Joint Protected Life correlated with the age of the younger of the Joint Protected Lives.
The Annual Income Amount (AIA) is the maximum dollar amount that can be withdrawn in any given Annuity Year during the Income Stage without being considered Excess Income. The first AIA is equal to the Account Value on the Income Effective Date, prior to the deduction of any fees or withdrawals that occur on that day, multiplied by the relevant Income Percentage including any Income Deferral Credits based on the rates established as of the Index Effective Date and the Index Effective Date age of the Protected Life (or youngest of the Protected Lives if Joint).
●	Example (assuming no withdrawals or benefit charges):
○	Issue Date: 8/1/2023
○	Income Percentage at Index Effective Date: 3.75%
○	Income Deferral Rate at Index Effective Date: 0.25%
○	Purchase Payment: $50,000
○	Income Effective Date is 8/1/2028 (5 years after Issue Date)
○	Account Value on Income Effective Date: $100,000.
○	On the Income Effective Date, the Account Value will be multiplied by (3.75% + 5 × 0.25% = 5.00%), and the AIA is equal to $5,000 ($100,000 × 5.00%).
AIA will increase or decrease on each Index Anniversary Date based on the Index Credit of the Index Strategies to which your Account Value is allocated.
●	Example (assuming no withdrawals or benefit charges):
○	Account Value on Income Effective Date: $100,000
○	Allocated 100% to the 1-Year Point-to-Point with Cap with a 10% Cap and a 10% Buffer
○	AIA for first year: $5,000
○	On the 1st Index Anniversary Date following the Income Effective Date, the Index Return is 9% and thus the Index Strategy receives an 9% Index Credit
○	The AIA will increase by 9%, and your AIA is reset to $5,450 ($5,000 × (1 + 9%)).
○	On 2nd Index Anniversary Date following the Income Effective Date, the Index Return is -15% and thus the Index Strategy receives a -5% Index Credit (-15% + 10% Buffer).
○	The AIA will decrease by 5%, and your AIA is reset to $5,177.50 ($5,450 × (1 + (-5%))).
If you select multiple Index Strategies, we will use a weighted average of all Index Credits based on the percentage of Account Value in each Index Strategy to determine the AIA increase or decrease. To determine the change in the AIA, we take the sum of the Index Credit for each Index Strategy divided by the sum of the Index Strategy Base for each Index Strategy before any Index Credit, fees, or withdrawals on the Index Strategy End Date.
●	Example (assuming no withdrawals or benefit charges):
○	Account Value on Income Effective Date: $100,000
○	Allocated to:
■	1-Year Point-to-Point with Cap with 10% Buffer: 80%
■	1-Year Point-to-Point with Cap with 15% Buffer: 20%
○	The Index Strategy Base Values for each Index Strategy are as follows:
■	1-Year Point-to-Point with Cap with 10% Buffer: $80,000
■	1-Year Point-to-Point with Cap with 15% Buffer: $20,000
○	AIA for first year: $5,000
○
Account Value on 1st Index Anniversary Date following the Income Effective Date after Index Credit, but before any other activity: $107,600. Therefore, the Index Credit is ($107,600 – $100,000) = $7,600

○	The AIA will increase by 7.60%($7,600 / $100,000)), and your AIA will reset to $5,380 ($5,000 × (1 + 7.60%)).
○	The Index Strategy Base Values for each Index Strategy are as follows:
■	1-Year Point-to-Point with Cap with 10% Buffer: $86,800
■	1-Year Point-to-Point with Cap with 15% Buffer: $20,800
○
Account Value on 2nd Index Anniversary Date following the Income Effective Date after Index Credit, but before any other activity: $93,500. Therefore, the Index Credit is equal to ($93,500 – $107,600) = - $14,100

○	The AIA will decrease by 13.10% (-$14,100 / $107,600), and your AIA will reset to $4,675 ($5,380 × (1 + (-13.10%))).
AIA is available as a lump sum or systematically throughout the year. Any unused AIA in a year cannot be carried over to future years.
Surrender Charges do not apply to Income Withdrawals equal to or less than the AIA even in the case where they are greater than the Free Withdrawal Amount.

Return of Purchase Payments Death Benefit
Prospectus:
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your Beneficiary(ies) by ensuring that they receive the greater of the Return of Purchase Payments Amount and Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	The Death Benefit may not be electively terminated.The Death Benefit will terminate upon a change of Owner or Annuitant. The Death Benefit for any changed Owner or Annuitant will be Account Value.
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Operation of Benefit [Text Block]
THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT
The Annuity provides a Death Benefit called the Return of Purchase Payments Death Benefit and will be attached to your Annuity contract once issued.
The amount of the Death Benefit under the Return of Purchase Payments Death Benefit is equal to the greater of:
1.	The Return of Purchase Payments Amount, defined below; and
2.	The Account Value on the date we receive Due Proof of Death.
Calculation of the Return of Purchase Payments Amount
Initially, the Return of Purchase Payment amount is equal to the sum of all Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is reduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Account Value immediately prior to the withdrawal.
The proportional reduction in the Return of Purchase Payments Amount could be less or greater than the actual withdrawal based upon the level of the Account Value. If the Account Value exceeds the Return of Purchase Payments Amount prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would be less than the reduction in the Account Value. If the Return of Purchase Payments Amount exceeds the Account Value prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would exceed the reduction in the Account Value. This is outlined in the below examples.
Example 1:
Return of Purchase Payments Amount: $100,000
Gross Withdrawal: $18,000
Account Value at time of Withdrawal: $118,000
Return of Purchase Payments Amount Reduction Percent for Withdrawal: 15.25% ($18,000/$118,000)
Return of Purchase Payments Amount after Withdrawal: $84,750 ($100,000 × (1- 15.25%))
Example 2:
Return of Purchase Payments Amount: $100,000
Gross Withdrawal: $18,000
Account Value at time of Withdrawal: $90,000
Return of Purchase Payments Amount Reduction Percent for Withdrawal: 20% ($18,000/$90,000)
Return of Purchase Payments Amount after Withdrawal: $80,000 ($100,000 × (1 - 20%))

Calculation Method of Benefit [Text Block]	Calculation of the Return of Purchase Payments AmountInitially, the Return of Purchase Payment amount is equal to the sum of all Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is reduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Account Value immediately prior to the withdrawal.The proportional reduction in the Return of Purchase Payments Amount could be less or greater than the actual withdrawal based upon the level of the Account Value. If the Account Value exceeds the Return of Purchase Payments Amount prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would be less than the reduction in the Account Value. If the Return of Purchase Payments Amount exceeds the Account Value prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would exceed the reduction in the Account Value. This is outlined in the below examples.Example 1:Return of Purchase Payments Amount: $100,000Gross Withdrawal: $18,000Account Value at time of Withdrawal: $118,000Return of Purchase Payments Amount Reduction Percent for Withdrawal: 15.25% ($18,000/$118,000)Return of Purchase Payments Amount after Withdrawal: $84,750 ($100,000 × (1- 15.25%))Example 2:Return of Purchase Payments Amount: $100,000Gross Withdrawal: $18,000Account Value at time of Withdrawal: $90,000Return of Purchase Payments Amount Reduction Percent for Withdrawal: 20% ($18,000/$90,000)Return of Purchase Payments Amount after Withdrawal: $80,000 ($100,000 × (1 - 20%))
For Annuities with an Application Sign Date on or prior to June 30, 2024
Prospectus:
Transaction Expenses [Table Text Block]	For Annuities with an Application Sign Date on or prior to June 30, 2024.

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage applied against Account Value being withdrawn[1]	7%
Transfer Fee	None

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]

Annuity Year
Percentage Applied Against Account Value being Withdrawn

Annuity Year 1
7.0%

Annuity Year 2
7.0%

Annuity Year 3
6.0%

Annuity Year 4
5.0%

Annuity Year 5
4.0%

Annuity Year 6
3.0%

Annuity Year 7 or later
0.0%

* The years referenced in the CDSC table above refer to the years since Contract Issue Date. CDSCs are applied against the amount of Account Value being withdrawn.

Other Transaction Fee, Maximum [Dollars]	$ 0
Surrender Example [Table Text Block]	If you surrender your annuity at the end of the applicable time period: $10,668 $17,115 $22,641 $38,020 If you surrender your annuity at the end of the applicable time period: $10,668 $17,115 $22,641 $38,020
Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,668
Surrender Expense, 1 Year, Minimum [Dollars]	10,668
Surrender Expense, 3 Years, Maximum [Dollars]	17,115
Surrender Expense, 3 Years, Minimum [Dollars]	17,115
Surrender Expense, 5 Years, Maximum [Dollars]	22,641
Surrender Expense, 5 Years, Minimum [Dollars]	22,641
Surrender Expense, 10 Years, Maximum [Dollars]	38,020
Surrender Expense, 10 Years, Minimum [Dollars]	$ 38,020
Annuitize Example [Table Text Block]	If you annuitize your annuity at the end of the applicable time period: $3,571 $10,862 $18,357 $38,020 If you annuitize your annuity at the end of the applicable time period: $3,571 $10,862 $18,357 $38,020
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,571
Annuitized Expense, 1 Year, Minimum [Dollars]	3,571
Annuitized Expense, 3 Years, Maximum [Dollars]	10,862
Annuitized Expense, 3 Years, Minimum [Dollars]	10,862
Annuitized Expense, 5 Years, Maximum [Dollars]	18,357
Annuitized Expense, 5 Years, Minimum [Dollars]	18,357
Annuitized Expense, 10 Years, Maximum [Dollars]	38,020
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 38,020
No Surrender Example [Table Text Block]
If you do not surrender your annuity at the end of the applicable time period:
$3,571
$10,862
$18,357
$38,020
If you do not surrender your annuity at the end of the applicable time period:
$3,571
$10,862
$18,357
$38,020

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,571
No Surrender Expense, 1 Year, Minimum [Dollars]	3,571
No Surrender Expense, 3 Years, Maximum [Dollars]	10,862
No Surrender Expense, 3 Years, Minimum [Dollars]	10,862
No Surrender Expense, 5 Years, Maximum [Dollars]	18,357
No Surrender Expense, 5 Years, Minimum [Dollars]	18,357
No Surrender Expense, 10 Years, Maximum [Dollars]	38,020
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 38,020
For Annuities with an Application Sign Date on or after July 1, 2024
Prospectus:
Transaction Expenses [Table Text Block]	For Annuities with an Application Sign Date on or after July 1, 2024.

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage applied against Account Value being withdrawn)[1]	8.00%
Transfer Fee	None

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]

Annuity Year
Percentage Applied Against Account Value being Withdrawn

Annuity Year 1
8.0%

Annuity Year 2
8.0%

Annuity Year 3
7.0%

Annuity Year 4
6.0%

Annuity Year 5
5.0%

Annuity Year 6
4.0%

Annuity Year 7 or later
0.0%

* The years referenced in the CDSC table above refer to the years since Contract Issue Date. CDSCs are applied against the amount of Account Value being withdrawn.

Other Transaction Fee, Current [Dollars]	$ 0
Surrender Example [Table Text Block]	If you surrender your annuity at the end of the applicable time period: $11,682 $18,157 $23,713 $38,020 If you surrender your annuity at the end of the applicable time period: $11,682 $18,157 $23,713 $38,020
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,682
Surrender Expense, 1 Year, Minimum [Dollars]	11,682
Surrender Expense, 3 Years, Maximum [Dollars]	18,157
Surrender Expense, 3 Years, Minimum [Dollars]	18,157
Surrender Expense, 5 Years, Maximum [Dollars]	23,713
Surrender Expense, 5 Years, Minimum [Dollars]	23,713
Surrender Expense, 10 Years, Maximum [Dollars]	38,020
Surrender Expense, 10 Years, Minimum [Dollars]	$ 38,020
Annuitize Example [Table Text Block]	If you annuitize your annuity at the end of the applicable time period: $3,571 $10,862 $18,357 $38,020 If you annuitize your annuity at the end of the applicable time period: $3,571 $10,862 $18,357 $38,020
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,571
Annuitized Expense, 1 Year, Minimum [Dollars]	3,571
Annuitized Expense, 3 Years, Maximum [Dollars]	10,862
Annuitized Expense, 3 Years, Minimum [Dollars]	10,862
Annuitized Expense, 5 Years, Maximum [Dollars]	18,357
Annuitized Expense, 5 Years, Minimum [Dollars]	18,357
Annuitized Expense, 10 Years, Maximum [Dollars]	38,020
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 38,020
No Surrender Example [Table Text Block]
If you do not surrender your annuity at the end of the applicable time period:
$3,571
$10,862
$18,357
$38,020
If you do not surrender your annuity at the end of the applicable time period:
$3,571
$10,862
$18,357
$38,020

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,571
No Surrender Expense, 1 Year, Minimum [Dollars]	3,571
No Surrender Expense, 3 Years, Maximum [Dollars]	10,862
No Surrender Expense, 3 Years, Minimum [Dollars]	10,862
No Surrender Expense, 5 Years, Maximum [Dollars]	18,357
No Surrender Expense, 5 Years, Minimum [Dollars]	18,357
No Surrender Expense, 10 Years, Maximum [Dollars]	38,020
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 38,020

[1]
1.	Withdrawal Charges in subsequent years*

[2]
1.	Withdrawal Charges in subsequent years*

[3]
The additional information below may be applicable to the Portfolios listed in the above table.

[4]
PGIM Fixed Income is a business unit of PGIM, Inc.

[5]
1.	This Portfolio is not available during the Income Stage of the Benefit.